Fees Summary	May 27, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	565,095.81
Total Transaction Valuation	4,091,931,986.55
Total Offset Amount	0.00
Net Fee	$ 565,095.81
Offering Table N/A
Offset Table N/A	N/A